Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GLOBAL X FUNDS
Entity Central Index Key	0001432353
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000073664
Shareholder Report [Line Items]
Fund Name	Global X MSCI Colombia ETF
Class Name	Global X MSCI Colombia ETF
Trading Symbol	GXG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X MSCI Colombia ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/gxg/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/gxg/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI Colombia ETF	$69	0.62%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Colombia Select 25/50 Index (net) (“Secondary Index”). The Fund is passively managed and generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to represent the performance of the broad Colombia equity universe, as defined by MSCI, Inc. ("MSCI"), the provider of the Secondary Index. The broad Colombia equity universe includes securities that are classified in Colombia according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Colombia and carry out the majority of their operations in Colombia. The Secondary Index also applies minimum liquidity thresholds as criteria for company inclusion.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 23.21%, while the Secondary Index increased 23.75%. The Fund had a net asset value of $20.03 per share on October 31, 2023, and ended the reporting period with a net asset value of $23.10 per share on October 31, 2024.

During the reporting period, the highest returns came from Grupo Argos S.A. and Tecnoglass Inc., which returned 111.90% and 111.35%, respectively. The worst performers were Canacol Energy Ltd Common Stock and Parex Resources Inc., which returned -59.06% and -47.55%, respectively.

During the reporting period, the Fund recorded positive performance driven by several key factors. The Colombian economy showed resilience, despite modest gross domestic product growth projected in 2024. This growth was supported by the government's efforts to control inflation and implement economic reforms. The Financial sector, which is well represented in the Fund, benefited from digital transformation and new revenue streams through the introduction of more fintech applications. The Utilities, Energy, and Materials sectors were supported by a push towards renewable energy sources, infrastructure investments, and sustainable practices, which also contributed to the Fund’s positive performance. Additionally, the Fund also benefited from the strong performance of certain consumer discretionary and industrial companies, which saw increased demand for their products during the reporting period. During the reporting period, by sector allocation, the Fund had the highest exposure to Financials at 38.61% and Utilities at 20.85%.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X MSCI Colombia ETF - $4914	MSCI Emerging Markets Index (Net) (USD) - $14012	MSCI All Colombia Select 25/50 Index (net)^ - $5194
Oct/14	$10000	$10000	$10000
Oct/15	$5207	$8547	$5289
Oct/16	$5548	$9339	$5658
Oct/17	$5839	$11809	$5996
Oct/18	$5398	$10331	$5581
Oct/19	$6211	$11556	$6452
Oct/20	$3918	$12509	$4060
Oct/21	$5328	$14631	$5549
Oct/22	$3656	$10091	$3836
Oct/23	$3988	$11181	$4198
Oct/24	$4914	$14012	$5194

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X MSCI Colombia ETF	23.21%	-4.58%	-6.86%
MSCI Emerging Markets Index (Net) (USD)	25.32%	3.93%	3.43%
MSCI All Colombia Select 25/50 Index (net)^	23.75%	-4.24%	-6.34%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 35,562,583
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 249,374
InvestmentCompanyPortfolioTurnover	38.17%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$35,562,583	23	$249,374	38.17%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Repurchase Agreement	0.1%
Consumer Discretionary	2.5%
U.S Treasury Obligation	2.8%
Communication Services	3.0%
Industrials	5.7%
Materials	9.5%
Energy	16.4%
Utilities	23.5%
Financials	39.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Bancolombia	15.7%
Ecopetrol	10.4%
Interconexion Electrica ESP	9.7%
Bancolombia	7.9%
Tecnoglass	5.7%
Grupo Energia Bogota ESP	4.7%
Grupo Argos	4.7%
Grupo de Inversiones Suramericana	4.6%
Cementos Argos	4.4%
Banco Davivienda	3.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/gxg/
C000081214
Shareholder Report [Line Items]
Fund Name	Global X MSCI China Consumer Discretionary ETF
Class Name	Global X MSCI China Consumer Discretionary ETF
Trading Symbol	CHIQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X MSCI China Consumer Discretionary ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/chiq. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/chiq
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI China Consumer Discretionary ETF	$72	0.65%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Consumer Discretionary 10/50 Index (net) (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index tracks the performance of companies in the MSCI China Index that are classified in the Consumer Discretionary sector, as defined by MSCI, Inc., the Secondary Index provider.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 20.00%, while the Secondary Index increased 20.82%. The Fund had a net asset value of $17.72 per share on October 31, 2023 and ended the reporting period with a net asset value of $20.67 per share on October 31, 2024.

During the reporting period, the highest returns came from Pop Mart International Group Limited and Brilliance China Automotive Holdings Limited, which returned 232.20% and 146.55% respectively. The worst performers were Topsports International Holdings Limited and China Tourism Group Duty Free Corporation Limited Class H, which returned -56.76% and -46.60%, respectively.

During the reporting period, the Fund recorded positive performance, driven by several factors. From a macroeconomic perspective, the People’s Bank of China reduced key policy rates, increased activity in the government bond markets, and lowered the reserve requirement ratio, all of which boosted liquidity and inspired improved confidence among both Chinese consumers and investors. Beyond macroeconomic factors, the rapid growth of e-commerce and online retail in China driven by rising disposable incomes and evolving consumer preferences directly benefited some constituents in the Secondary Index. The Chinese economy experienced a resurgence of international tourism and thriving domestic travel during the period which further contributed to the Fund's performance. The Fund's diversified exposure across various consumer discretionary sub-sectors, such as automobiles, household durables, and internet and direct marketing retail, helped mitigate risks. Overall, the Fund's focus on large- and mid-capitalization companies with strong market positions and financial stability allowed it to weather market volatility and deliver positive returns during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X MSCI China Consumer Discretionary ETF - $17565	MSCI Emerging Markets Index (Net) (USD) - $14012	MSCI China Consumer Discretionary 10/50 Index (net)^ - $18684
Oct/14	$10000	$10000	$10000
Oct/15	$10134	$8547	$10215
Oct/16	$9265	$9339	$9416
Oct/17	$13703	$11809	$14011
Oct/18	$10729	$10331	$11046
Oct/19	$14399	$11556	$14928
Oct/20	$24188	$12509	$25230
Oct/21	$24606	$14631	$25701
Oct/22	$11989	$10091	$12585
Oct/23	$14637	$11181	$15464
Oct/24	$17565	$14012	$18684

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X MSCI China Consumer Discretionary ETF	20.00%	4.06%	5.79%
MSCI Emerging Markets Index (Net) (USD)	25.32%	3.93%	3.43%
MSCI China Consumer Discretionary 10/50 Index (net)^	20.82%	4.59%	6.45%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 242,442,630
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 1,528,369
InvestmentCompanyPortfolioTurnover	32.76%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$242,442,630	71	$1,528,369	32.76%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Repurchase Agreements	1.4%
Consumer Discretionary	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Meituan, Cl B	10.1%
PDD Holdings ADR	9.1%
Alibaba Group Holding	8.2%
JD.com, Cl A	7.9%
BYD, Cl H	6.1%
Trip.com Group	4.9%
Yum China Holdings	3.3%
Li Auto, Cl A	3.3%
ANTA Sports Products	2.7%
Geely Automobile Holdings	2.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/chiq
C000068030
Shareholder Report [Line Items]
Fund Name	Global X MSCI Norway ETF
Class Name	Global X MSCI Norway ETF
Trading Symbol	NORW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X MSCI Norway ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/norw/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/norw/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI Norway ETF	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Norway IMI 25/50 Index (net) (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to reflect broad based equity market performance in Norway as defined by MSCI, Inc. (“MSCI”), the provider of the Secondary Index. The broad Norway equity universe includes securities that are classified in Norway according to the MSCI Global Investable Market Index Methodology.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 12.74%, while the Secondary Index increased 13.41%. The Fund had a net asset value of $23.34 per share on October 31, 2023, and ended the reporting period with a net asset value of $25.02 per share on October 31, 2024.

During the reporting period, the highest returns came from Kongsberg Gruppen ASA and Schibsted ASA Class B, which returned 158.14% and 120.27% respectively. The worst performers were Nykode Therapeutics ASA and REC Silicon ASA, which returned -72.84% and -46.77%, respectively.

During the reporting period, the Fund recorded positive returns, driven by several key factors within the Norwegian market. The energy sector, a significant component of the Fund, benefited from rising gas exports to the rest of Europe. Norway's robust financial sector also contributed positively, with banks experiencing increased profitability due to higher interest rates and economic growth. Norway’s technology and telecommunications companies showed resilience, capitalizing on ongoing digital transformation trends. Lastly, Norway's effective management of economic challenges and its commitment to sustainable practices across industries continued to bolster investor confidence during the reporting period. During the reporting period, by sector, the Fund had the highest exposure to Energy at 30.67% and Financials at 19.98%.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X MSCI Norway ETFFootnote Reference**	MSCI EAFE Index (Net) (USD)	MSCI Norway IMI 25/50 Index (net)
Oct/14	$10,000	$10,000	$10,000
Oct/15	$7,750	$9,993	$7,750
Oct/16	$8,282	$9,671	$8,313
Oct/17	$10,396	$11,937	$10,449
Oct/18	$11,068	$11,119	$11,165
Oct/19	$9,988	$12,347	$10,101
Oct/20	$8,357	$11,500	$8,472
Oct/21	$13,743	$15,430	$13,997
Oct/22	$10,758	$11,881	$10,969
Oct/23	$10,852	$13,592	$11,112
Oct/24	$12,235	$16,714	$12,602

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X MSCI Norway ETFFootnote Reference**	12.74%	4.14%	2.04%
MSCI EAFE Index (Net) (USD)	22.97%	6.24%	5.27%
MSCI Norway IMI 25/50 Index (net)	13.41%	4.52%	2.34%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 48,697,560
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 254,698
InvestmentCompanyPortfolioTurnover	15.89%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$48,697,560	64	$254,698	15.89%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Gabon	0.1%
Bermuda	0.2%
South Africa	0.5%
Mexico	0.6%
Sweden	0.6%
Singapore	0.7%
Repurchase Agreement	0.8%
Denmark	0.9%
Faroe Islands	1.9%
United Kingdom	2.2%
Brazil	3.1%
Norway	89.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Equinor	12.7%
DNB Bank	11.7%
Kongsberg Gruppen	5.8%
Norsk Hydro	5.5%
Mowi	5.0%
Telenor	4.8%
Aker BP	4.2%
Orkla	4.1%
Yara International	3.1%
Storebrand	3.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/norw/
C000096448
Shareholder Report [Line Items]
Fund Name	Global X FTSE Southeast Asia ETF
Class Name	Global X FTSE Southeast Asia ETF
Trading Symbol	ASEA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X FTSE Southeast Asia ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/asea. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/asea
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X FTSE Southeast Asia ETF	$73	0.65%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE/ASEAN 40 Index (“Secondary Index”).

The Secondary Index tracks the performance of the 40 largest companies in five of the Association of Southeast Asian Nations region’s markets: Indonesia, Philippines, Singapore, Malaysia and Thailand, as determined by FTSE International Limited ("FTSE"), the provider of the Secondary Index. To be eligible for inclusion in the Secondary Index, a company must be a member of the FTSE All World Country Index for Singapore, Malaysia, Thailand, Indonesia or the Philippines.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 23.18%, while the Secondary Index increased 24.04%. The Fund had a net asset value of $14.07 per share on October 31, 2023 and ended the reporting period with a net asset value of $16.63 per share on October 31, 2024.

During the reporting period, the highest returns came from Delta Electronics (Thailand) Public Co. Ltd. NVDR and Gulf Energy Development Public Co. Ltd. NVDR, which returned 87.30% and 67.06% respectively. The worst performers were PT Unilever Indonesia Tbk and Siam Cement Public Co. Ltd. NVDR, which returned -24.42% and –20.28%, respectively.

During the reporting period, the Fund recorded positive performance. Most Southeast Asian economies have seen robust economic growth including Indonesia, Malaysia, the Philippines, Singapore, and Thailand, which positively impacted the Fund's performance during the reporting period. The Financial sector, which comprises a significant portion of the Fund, benefited from high interest rates and improved lending activities, boosting the Fund’s overall returns. Among other positive factors, Bank Indonesia surprised the market as an early mover with a 25-basis point cut to the Bank Indonesia-Rate in September, making its rate-easing intentions clear. Meanwhile, the Government of Singapore has been actively reviewing regulations, cutting listing costs, and boosting liquidity with aims to attract investment. These factors combined to contribute to the Fund’s positive performance during the reporting period. During the reporting period, by sector, the Fund had the highest exposure to Financials at 60.43%, Industrials at 7.47%, and Communication Services at 7.43%. By country, the Fund had the highest exposure to Singapore at 36.20% and Indonesia at 23.84%.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X FTSE Southeast Asia ETF - $13530	MSCI Emerging Markets Index (Net) (USD) - $14012	FTSE/ASEAN 40 Index (net) - $14488
Oct/14	$10000	$10000	$10000
Oct/15	$8003	$8547	$8041
Oct/16	$8703	$9339	$8812
Oct/17	$10373	$11809	$10579
Oct/18	$10150	$10331	$10417
Oct/19	$11057	$11556	$11437
Oct/20	$8313	$12509	$8650
Oct/21	$10969	$14631	$11500
Oct/22	$10626	$10091	$11220
Oct/23	$10984	$11181	$11680
Oct/24	$13530	$14012	$14488

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X FTSE Southeast Asia ETF	23.18%	4.12%	3.07%
MSCI Emerging Markets Index (Net) (USD)	25.32%	3.93%	3.43%
FTSE/ASEAN 40 Index (net)	24.04%	4.84%	3.78%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 58,021,513
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 284,306
InvestmentCompanyPortfolioTurnover	10.59%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$58,021,513	42	$284,306	10.59%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Repurchase Agreement	0.8%
China	1.0%
Philippines	4.0%
Malaysia	16.5%
Thailand	20.2%
Indonesia	21.8%
Singapore	36.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
DBS Group Holdings	12.4%
Oversea-Chinese Banking	8.5%
Bank Central Asia	7.6%
United Overseas Bank	6.2%
Bank Rakyat Indonesia Persero	4.5%
Bank Mandiri Persero	4.0%
Malayan Banking	3.8%
Singapore Telecommunications	3.7%
CIMB Group Holdings	3.2%
Public Bank	3.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/asea
C000073663
Shareholder Report [Line Items]
Fund Name	Global X MSCI Argentina ETF
Class Name	Global X MSCI Argentina ETF
Trading Symbol	ARGT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X MSCI Argentina ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/argt/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/argt/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI Argentina ETF	$86	0.59%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Argentina 25/50 Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to represent the performance of the broad Argentina equity universe, as defined by MSCI, Inc., the provider of the Secondary Index (“Index Provider”), while including a minimum number of constituents. The broad Argentina equity universe includes securities that are classified in Argentina according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Argentina and carry out the majority of their operations in Argentina. The Secondary Index targets a minimum of 25 securities and 20 issuers at construction.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 92.36%, while the Secondary Index increased 93.40%. The Fund had a net asset value of $38.37 per share on October 31, 2023 and ended the reporting period with a net asset value of $72.79 per share on October 31, 2024.

During the reporting period, the highest returns came from Grupo Supervielle SA Sponsored ADR Class B and Grupo Financiero Galicia SA Sponsored ADR Class B, which returned 420.69% and 406.33% respectively. The worst performers were SSR Mining Inc and Bioceres Crop Solutions Corp., which returned -55.10% and -39.13%, respectively.

The Fund recorded positive returns during the reporting period, driven by several key factors within the Argentine market. The Argentine government’s implementation of economic reforms and improvements in fiscal policies increased domestic and foreign investor confidence, boosting the performance of Argentine companies. This reform led to the Argentine peso stabilizing against major currencies during the reporting period therefore reducing currency-related risks. Increased foreign direct investment in Argentine industries contributed to the growth of local businesses. These macroeconomic factors promoted a positive business environment in Argentina, particularly for banks and financial institutions, which were major contributors of growth for the Fund. During the reporting period, by sector, the Fund had the highest exposure to Consumer Discretionary at 28.44%, Financials at 17.26%, and Consumer Staples at 14.76%.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X MSCI Argentina ETF - $38228	MSCI Emerging Markets Index (Net) (USD) - $14012	MSCI All Argentina 25/50 Index (net) - $39667
Oct/14	$10000	$10000	$10000
Oct/15	$9396	$8547	$9494
Oct/16	$11337	$9339	$11660
Oct/17	$15394	$11809	$15868
Oct/18	$12240	$10331	$12375
Oct/19	$10761	$11556	$10930
Oct/20	$11687	$12509	$11917
Oct/21	$16373	$14631	$16775
Oct/22	$15813	$10091	$16256
Oct/23	$19874	$11181	$20510
Oct/24	$38228	$14012	$39667

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X MSCI Argentina ETF	92.36%	28.86%	14.35%
MSCI Emerging Markets Index (Net) (USD)	25.32%	3.93%	3.43%
MSCI All Argentina 25/50 Index (net)	93.40%	29.41%	14.77%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 460,363,903
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 1,406,361
InvestmentCompanyPortfolioTurnover	29.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$460,363,903	30	$1,406,361	29.63%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Real Estate	1.1%
Industrials	1.8%
Communication Services	2.4%
Repurchase Agreements	3.7%
Utilities	9.9%
Materials	10.1%
Consumer Staples	12.6%
Energy	14.1%
Financials	22.1%
Consumer Discretionary	25.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
MercadoLibre	19.8%
Grupo Financiero Galicia ADR	12.5%
YPF ADR	9.6%
Banco Macro ADR	5.3%
Pampa Energia ADR	5.0%
Transportadora de Gas del Sur ADR	4.5%
Cencosud	3.6%
SSR Mining	3.6%
Filo	3.5%
Central Puerto ADR	3.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/argt/
C000104595
Shareholder Report [Line Items]
Fund Name	Global X MSCI Greece ETF
Class Name	Global X MSCI Greece ETF
Trading Symbol	GREK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X MSCI Greece ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/grek/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/grek/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI Greece ETF	$63	0.57%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Greece Select 25/50 Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to represent the performance of the broad Greece equity universe, as defined by MSCI, Inc. ("MSCI"), the Secondary Index provider. The broad Greece equity universe includes securities that are classified in Greece according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Greece and carry out the majority of their operations in Greece.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 20.64%, while the Secondary Index increased 21.45%. The Fund had a net asset value of $33.81 per share on October 31, 2023 and ended the reporting period with a net asset value of $39.86 per share on October 31, 2024.

During the reporting period, the highest returns came from Titan Cement International N.V. and GR. Sarantis S.A., which returned 90.56% and 47.00% respectively. The worst performers were INTRALOT S.A. - Integrated Lottery Systems & Services and Intrakat Societe Anonyme of Technical And Energy Projects, which returned -18.78% and -10.62%, respectively.

During the reporting period, the Fund recorded positive performance, driven by several key factors within the Greek market. The robust performance of the Financial sector significantly contributed to the Fund's gains. This was largely due to improved asset quality and increased profitability in the Banking industry. The ongoing privatization efforts and structural reforms implemented by the Greek government also enhanced investor confidence, leading to increased capital inflows. The real estate market's upward trajectory, fueled by foreign investment and urban regeneration projects, boosted related holdings in the Fund. Additionally, the Energy sector's transition towards renewables and the increase in energy exports positively influenced the Fund's performance. Lastly, the improvement in Greece's macroeconomic indicators, including gross domestic product growth and declining unemployment rates, created a more favorable environment for the Fund's holdings. During the reporting period, by sector, the Fund had the highest exposure to Financials at 40.64% and Industrials at 17.40%.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X MSCI Greece ETF - $10432	MSCI Emerging Markets Index (Net) (USD) - $14012	MSCI All Greece Select 25/50 Index (net)^ - $11225
Oct/14	$10000	$10000	$10000
Oct/15	$6634	$8547	$6695
Oct/16	$4755	$9339	$4856
Oct/17	$6135	$11809	$6352
Oct/18	$5176	$10331	$5370
Oct/19	$6914	$11556	$7228
Oct/20	$4190	$12509	$4401
Oct/21	$6768	$14631	$7141
Oct/22	$5981	$10091	$6345
Oct/23	$8647	$11181	$9243
Oct/24	$10432	$14012	$11225

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X MSCI Greece ETF	20.64%	8.58%	0.42%
MSCI Emerging Markets Index (Net) (USD)	25.32%	3.93%	3.43%
MSCI All Greece Select 25/50 Index (net)^	21.45%	9.20%	1.16%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 191,956,037
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 1,058,327
InvestmentCompanyPortfolioTurnover	24.24%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$191,956,037	31	$1,058,327	24.24%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Consumer Staples	1.7%
Real Estate	2.0%
Materials	4.1%
Communication Services	4.6%
Energy	7.4%
Utilities	11.0%
Consumer Discretionary	11.7%
Industrials	17.4%
Financials	40.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
National Bank of Greece	13.3%
Eurobank Ergasias Services and Holdings	10.3%
Metlen Energy & Metals	6.8%
Piraeus Financial Holdings	6.8%
Alpha Services and Holdings	6.1%
JUMBO	5.0%
Public Power	4.8%
Hellenic Telecommunications Organization	4.6%
OPAP	4.5%
Titan Cement International	4.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/grek/
C000205374
Shareholder Report [Line Items]
Fund Name	Global X DAX Germany ETF
Class Name	Global X DAX Germany ETF
Trading Symbol	DAX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X DAX Germany ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/dax/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/dax/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X DAX Germany ETF	$23	0.20%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the DAX Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index tracks the segment of the largest and most actively traded companies – known as blue chips – on the German equities market. The Secondary Index is comprised of shares of the 40 largest and most liquid companies admitted to the Frankfurt Stock Exchange in the Prime Standard segment. The Secondary Index represents about 80% of the free-float market capitalization authorized in Germany.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 31.32%, while the Secondary Index increased 31.37%. The Fund had a net asset value of $26.28 per share on October 31, 2023, and ended the reporting period with a net asset value of $33.69 per share on October 31, 2024.

During the reporting period, the highest returns came from Siemens Energy AG and Rheinmetall AG, which returned 360.54% and 81.73% respectively. The worst performers were Bayer AG and Porsche AG, which returned -37.12% and -17.04%, respectively.

During the reporting period, the Fund recorded positive performance. The European Central Bank’s decision to cut interest rates multiple times in 2024 has signaled to the market that inflation in the European Union, and by extension Germany, is increasingly under control. Despite a slight estimated decline of 0.1% in Germany's gross domestic product growth for 2024, investor sentiment was boosted by positive forward-looking forecasts, which helped the performance of the Fund during the reporting period. Additionally, real wages in Germany improved while the German government’s deficit decreased, providing further relief and confidence to the German consumer and positively impacting companies held by the Fund. Further, temporary cuts in electricity taxes benefited industrial and manufacturing companies in Germany. Companies in the Technology sector, including those held by the Fund, benefited from continued digitalization efforts across various industries including infrastructure and education. During the reporting period, by sector, the Fund had the highest exposure to Industrials at 25.10% and Financials at 19.43%.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X DAX Germany ETFFootnote Reference**	MSCI EAFE Index (Net) (USD)	DAX Index (net)
Oct/14	$10,000	$10,000	$10,000
Oct/15	$10,134	$9,993	$10,195
Oct/16	$9,788	$9,671	$9,876
Oct/17	$12,764	$11,937	$12,915
Oct/18	$10,713	$11,119	$10,817
Oct/19	$11,783	$12,347	$11,887
Oct/20	$11,014	$11,500	$11,070
Oct/21	$14,764	$15,430	$14,852
Oct/22	$10,587	$11,881	$10,633
Oct/23	$12,562	$13,592	$12,593
Oct/24	$16,496	$16,714	$16,543

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X DAX Germany ETFFootnote Reference**	31.32%	6.96%	5.13%
MSCI EAFE Index (Net) (USD)	22.97%	6.24%	5.27%
DAX Index (net)	31.37%	6.83%	5.16%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 70,407,984
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 127,614
InvestmentCompanyPortfolioTurnover	6.71%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$70,407,984	41	$127,614	6.71%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
United States	0.6%
France	5.9%
Germany	92.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SAP	15.6%
Siemens	9.7%
Allianz	8.2%
Deutsche Telekom	7.2%
Airbus	5.9%
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	4.5%
Deutsche Boerse	2.9%
BASF	2.9%
Mercedes-Benz Group	2.8%
Infineon Technologies	2.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/dax/
C000231755
Shareholder Report [Line Items]
Fund Name	Global X MSCI Vietnam ETF
Class Name	Global X MSCI Vietnam ETF
Trading Symbol	VNAM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X MSCI Vietnam ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/vnam. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/vnam
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI Vietnam ETF	$54	0.51%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Vietnam Select 25-50 Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to represent the performance of the broad Vietnam equity universe, while including a minimum number of constituents, as defined by MSCI, Inc. ("MSCI"), the provider of the Secondary Index ("Index Provider"). The broad Vietnam equity universe includes securities that are classified in Vietnam according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Vietnam and carry out the majority of their operations in Vietnam, as determined by the Index Provider.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 11.71%, while the Secondary Index increased by 12.93%. The Fund had a net asset value of $14.28 per share on October 31, 2023, and ended the reporting period with a net asset value of $15.90 per share on October 31, 2024.

During the reporting period, the highest returns came from FPT Digital Retail JSC and Hoang Huy Investment Financial Services JSC, which returned 94.14% and 54.63%, respectively. The worst performers were EVN Finance Joint Stock Co and Vincom Retail JSC, which returned -30.01% and -21.86%, respectively.

During the reporting period, the Fund recorded positive performance due to several key factors. Vietnam's economy continued its robust growth trajectory, driven by strong domestic consumption and rising exports and the Vietnamese government's ongoing efforts to attract foreign investment and improve the business environment supported the performance of companies in the Fund's portfolio. The Fund's holdings in the finance sector benefited from rising credit growth and improving asset quality. Further, companies in the consumer non-durables sector saw strong demand growth as rising incomes and a growing middle class drove consumption. The Fund's focus on companies with strong fundamentals and attractive valuations helped contribute to positive performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X MSCI Vietnam ETF - $6302	MSCI Emerging Markets Index (Net) (USD) - $9790	MSCI Vietnam Select 25-50 Index^ - $6450
Dec/21	$10000	$10000	$10000
Oct/22	$5740	$7051	$5767
Oct/23	$5641	$7812	$5712
Oct/24	$6302	$9790	$6450

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Global X MSCI Vietnam ETF	11.71%	-14.71%
MSCI Emerging Markets Index (Net) (USD)	25.32%	-0.73%
MSCI Vietnam Select 25-50 Index^	12.93%	-14.03%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 11,925,188
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 58,656
InvestmentCompanyPortfolioTurnover	13.16%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$11,925,188	58	$58,656	13.16%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Information Technology	0.6%
Consumer Discretionary	1.4%
Utilities	2.0%
Energy	3.0%
Industrials	9.0%
Materials	15.7%
Consumer Staples	16.5%
Financials	25.8%
Real Estate	25.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Hoa Phat Group JSC	10.7%
Vinhomes JSC	8.0%
Bank for Foreign Trade of Vietnam JSC	6.7%
Masan Group	6.3%
Vietnam Dairy Products JSC	6.2%
Vingroup JSC	6.1%
SSI Securities	4.7%
Duc Giang Chemicals JSC	2.7%
Vietjet Aviation JSC	2.2%
Khang Dien House Trading and Investment JSC	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://www.globalxetfs.com/funds/vnam or upon request at 1-888-493-8631.

Effective December 1, 2023, the Fund modified its Principal Investment Strategies to reflect a change to its Secondary Index from the MSCI Vietnam IMI Select 25/50 Index to the MSCI Vietnam Select 25/50 Index. The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Secondary Index is concentrated. As of December 1, 2023, the Secondary Index is expected to concentrate its investments in the real estate management and development industry and had significant exposure to the financials and real estate sectors. As of December 1, 2023, the constituents of the Secondary Index that are categorized as being part of the real estate management and development industry include companies that are involved in construction and development of apartments, shopping malls, hotels, office buildings, trade centers, retail complexes and other commercial properties. In addition, these companies may be involved in property management, brokerage and leasing services.

Effective December 1, 2023, the Fund also modified its Summary of Principal Risks to remove "Small Capitalization Risk."

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/vnam